Income Taxes - Schedule of Provision for Income Taxes and the Effective Tax Rates (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Loss before income taxes	$ (10,168)	$ (8,280)	$ (36,421)	$ (39,633)
Income tax expense	(3)	(4)	(7,649)	(8,323)
State taxes, net of federal benefit			(77)	(35)
Permanent items
Stock-based compensation			1,166	164
Transaction costs			629	73
Other permanent items			(65)	(147)
Provision for income taxes	$ 3	$ 4	$ 40	$ 28
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. Federal benefit percentage			21.00%	21.00%
State taxes, net of federal benefit percentage			0.20%	0.10%
Permanent items
Stock-based compensation			(3.20%)	0.40%
Transaction costs			(1.70%)	0.20%
Other permanent items			0.20%	0.40%
Effective tax rate	0.00%	0.00%	(0.10%)	0.10%
Singapore
Permanent items
Other			$ (50)	$ (1,173)
Change in valuation allowance			$ 608	$ 1,299
Permanent items
Other percentage			0.10%	3.00%
Change in valuation allowance percentage			(1.70%)	3.30%
Other
Permanent items
Foreign tax differential			$ (21)	$ 0
Other			76	(104)
Change in valuation allowance			$ 5,423	$ 8,274
Permanent items
Foreign tax differential percentage			0.10%	0.00%
Other percentage			(0.20%)	0.30%
Change in valuation allowance percentage			(14.90%)	20.90%